SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Estimated Useful Life
Computer equipment and application software	2 - 3 Years
Furniture and vehicles	5 Years

Schedule of estimated useful lives of intangible assets

Estimated Useful Life
Software	10 Years
Trademark	10 Years
Technology	4.3 Years - 6.3 Years

Schedule of disaggregation of revenue

	For the years ended December 31,
	2024	2023	2022
Used-car sales	$—	$1,420	$80,034
New-car wholesales	—	30,048	2,806
Technical services	—	67	—
Total revenues	$—	$31,535	$82,840